Subsidiaries	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Subsidiaries
E.8	Subsidiaries

(a) Subsidiaries

Name of entity	Notes
Ultimate Parent Entity
Woodside Energy Group Ltd	(1,2,3)

Subsidiaries
Company name

Woodside Energy Ltd	(2,3,4)
Woodside Browse Pty Ltd	(2,4)
Woodside Burrup Pty Ltd	(2,4)
Burrup Facilities Company Pty Ltd	(5)
Burrup Train 1 Pty Ltd	(5)
Pluto LNG Pty Ltd	(5)
Woodside Burrup Train 2 A Pty Ltd	(2,4)
Woodside Burrup Train 2 B Pty Ltd	(2,4)
Woodside Energy (LNG Fuels and Power) Pty Ltd	(2,4)
Woodside Energy (Domestic Gas) Pty Ltd	(2,4)
Woodside Energy (Algeria) Pty Ltd	(2,4)
Woodside Energy Australia Asia Holdings Pte Ltd	(4)
Woodside Energy Holdings International Pty Ltd	(2,4)
Woodside Energy International (Canada) Limited	(4)
Woodside Energy (Canada LNG) Limited	(4)
Woodside Energy (Canada PTP) Limited	(4)
KM LNG Operating General Partnership	(9)
KM LNG Operating Ltd	(4)

Woodside Energy Holdings Pty Ltd	(2,4)
Woodside Energy Holdings (USA) Inc	(4)
Woodside Energy (USA) Inc	(4)
Gryphon Exploration Company	(4)
PT Woodside Energy Indonesia	(6)
Woodside Energy (Cameroon) SARL ∎	(4)
Woodside Energy (Gabon) Pty Ltd	(2,4)
Woodside Energy (Indonesia) Pty Ltd	(2,4)
Woodside Energy (Indonesia II) Pty Ltd	(2,4)
Woodside Energy (Malaysia) Pty Ltd	(2,4)
Woodside Energy (Ireland) Pty Ltd	(2,4)
Woodside Energy (Korea) Pte Ltd	(4)
Woodside Energy (Korea II) Pte Ltd	(4)
Woodside Energy (Myanmar) Pte Ltd	(4)
Woodside Energy (Morocco) Pty Ltd	(2,4)
Woodside Energy (New Zealand) Limited	(4)
Woodside Energy (New Zealand 55794) Limited	(4)
Woodside Energy (Peru) Pty Ltd	(2,4)
Woodside Energy (Senegal) Pty Ltd	(2,4)
Woodside Energy (Tanzania) Limited	(7)

Name of entity	Notes
Woodside Energy Holdings II Pty Ltd	(2,4)
Woodside Power Pty Ltd	(2,4)
Woodside Power (Generation) Pty Ltd	(2,4)
Woodside Energy Holdings (South America) Pty Ltd	(2,4)
Woodside Energia (Brasil) Apoio Administrativo L tda ●	(8)
Woodside Energy Holdings (UK) Pty Ltd	(2,4)
Woodside Energy (UK) Limited	(4)
Woodside Energy Finance (UK) Limited	(4)
Woodside Energy (Congo) Limited	(4)
Woodside Energy (Bulgaria) Limited	(4)
Woodside Energy Holdings (Senegal) Limited	(4)
Woodside Energy (Senegal) B.V.	(4)
Woodside Energy (France) SAS	(4)
Woodside Energy Iberia S.A.	(4)
Woodside Energy (N.A.) Ltd	(4)
Woodside Energy Services (Qingdao) Co Ltd	(4)
Woodside Energy Julimar Pty Ltd	(2,4)
Woodside Energy (Norway) Pty Ltd	(2,4)
Woodside Energy Technologies Pty Lt d	(2,4,14)
Woodside Technology Solutions Pty Ltd	(2,4)
Woodside Energy Scarborough Pty Ltd	(2,4)
Woodside Energy Carbon Holdings Pty Ltd	(2,4)
Woodside Energy Carbon (Assets) Pty Ltd	(2,4)
Woodside Energy Carbon (Services) Pty Ltd	(2,4)
Woodside Energy (Financial Advisory Services) Pty Ltd	(2,4)
Woodside Energy Trading Singapore Pte Ltd	(4)
WelCap Insurance Pte Ltd	(4)
Woodside Energy Shipping Singapore Pte Ltd	(4)
Metasource Pty Ltd	(2,4)
Mermaid Sound Port and Marine Services Pty Ltd	(2,4)
Woodside Finance Limited	(2,4)
Woodside Petroleum (Timor Sea 19) Pty Ltd	(2,4)
Woodside Petroleum (Timor Sea 20) Pty Ltd	(2,4)
Woodside Petroleum Holdings Pty Ltd	(2,4,15)
Woodside Energy Global Holdings Pty Ltd	(2,4)
Woodside Energy Global Pty Ltd	(2,4)
Perdido Mexico Pipeline Holdings, S.A. de C.V.	(10)
Perdido Mexico Pipeline, S. de R.L. de C.V.	(10)
Woodside Energy Investments Pty Ltd	(2,4)
Woodside Energia Brasil Investimentos Ltda. ●	(11)
Woodside Energia Brasil Exploração e Produção Ltda. ●	(4)
Woodside Energy (Great Britain) Limited	(4)
Woodside Energy (North West Shelf) Pty Ltd	(2,4)
Woodside Energy (Trinidad) Holdings Ltd	(4)
Woodside Energy (Trinidad-3A) Ltd	(4)

Name of entity	Notes
Woodside Energy USA Operations Inc	(12)
Hamilton Brothers Petroleum Corporation	(4)
Hamilton Oil Company LLC	(4)
Woodside Energy Boliviana Inc.	(4)
Woodside Energy (North America) LLC	(4)
Woodside Energy (Americas) Inc.	(4)
Woodside Energy (GOM) Inc.	(4)
Woodside Energy Hawaii Inc.	(4,16)
Woodside Energy Resources Inc.	(4)
Woodside Energy Holdings (Resources) Inc.	(4)
Woodside Energy USA Services Inc.	(4)
Woodside Energy Marketing Inc.	(4)
Woodside Energy (Deepwater) Inc.	(4,17)
Woodside Energy (Foreign Exploration Holdings) LLC	(4)
Woodside Energy (Trinidad Block 3) Limited	(4)
Woodside Energy (Trinidad Block 6) Limited	(4)
Woodside Energy (Trinidad Block 5) Limited	(4)
Woodside Energy (Trinidad Block 7) Limited	(4)
Woodside Energy (Trinidad Block 14) Limited	(4)
Woodside Energy (Trinidad Block 23A) Limited	(4)
Woodside Energy (Trinidad Block 23B) Limited	(4)
Woodside Energy (Trinidad Block 28) Limited	(4)
Woodside Energy (Trinidad Block 29) Limited	(4)
Woodside Energy (Bimshire) Limited	(4)
Woodside Energy (South Africa 3B/4B) Limited	(4)
Woodside Energy (Egypt) Limited	(4)
Woodside Energy (Carlisle Bay) Limited	(4)
Woodside Energy (Mexico) Limit ed	(4)
Woodside Energía Servicios Administrativos,S. de R.L. de C.V.	(13)
Woodside Energía Servicios de México, S. de R.L. de C.V.	(13)
Woodside Energy (Mexico Holdings) LLC	(4)
Operaciones Conjuntas, S. de R.L. de C.V.	(13)
Woodside Energía Holdings de México, S. de R.L. de C.V.	(13)
Woodside Petróleo Operaciones de México, S. de R.L. de C.V.	(13)
Woodside Energy (Australia) Pty Ltd	(2,4)
Woodside Energy (International Exploration) Pty Ltd	(2,4)
Woodside Energy (Bass Strait) Pty Ltd	(2,4)
Woodside Energy (Victoria) Pty Ltd	(2,4)
Woodside Energy Holdings LLC	(4)
Woodside Energy (Trinidad-2C) Ltd	(4)
Woodside Energy (Canada) Corporation	(4)

1.	Woodside Energy Group Ltd, previously Woodside Petroleum Ltd, is the ultimate holding company and the head entity within the tax consolidated group.
2.	These companies were members of the Australian tax consolidated group at 31 December 2022.
3.	Woodside Energy Group Ltd and Woodside Energy Ltd are parties to a Deed of Cross Guarantee.
4.	All subsidiaries are wholly owned except those referred to in Notes 5 to 13.
5.	Kansai Electric Power Australia Pty Ltd and Tokyo Gas Pluto Pty Ltd each hold a 5% interest in the shares of these subsidiaries. These subsidiaries are controlled.
6.
PT Woodside Energy Indonesia was incorporated on 27 April 2022. As at 31 December 2022, Woodside Energy Holdings Pty Ltd held a 99% interest in the shares of PT Woodside Energy Indonesia. Woodside Energy Ltd held the remaining 1% interest.

7.	As at 31 December 2022, Woodside Energy Holdings Pty Ltd held >99.99% interest in the shares of Woodside Energy (Tanzania) Limited and Woodside Energy Ltd held the remaining interest.
8.
As at 31 December 2022, Woodside Energy Holdings (South America) Pty Ltd held >99.99% interest in the shares of Woodside Energia (Brasil) Apoio Administrativo Ltda and Woodside Energy Ltd held the remaining interest.

9.
As at 31 December 2022, Woodside Energy International (Canada) Limited and Woodside Energy (Canada LNG) Limited were the general partners of the KM LNG Operating General Partnership holding a 99.99% and 0.01% partnership interest, respectively.

10.
As at 31 December 2022, Woodside Energy Global Holdings Pty Ltd held a 99.99% interest in shares of Perdido Mexico Pipeline Holdings, S.A. de C.V. and Perdido Mexico Pipeline, S. de R.L. de C.V. Woodside Energy Investments Pty Ltd held the remaining 0.01% interest.

11.
As at 31 December 2022, Woodside Energy Investments Pty Ltd held a 99.97% interest in shares of Woodside Energia Brasil Investimentos Ltda. Woodside Energy Global Holdings Pty Ltd held the remaining 0.03% interest.

12.
As at 31 December 2022, Woodside Energy Global Holdings Pty Ltd held 90% voting interest and 37.67% interest in shares of Woodside Energy USA Operations Inc. Woodside Energy Holdings LLC held the remaining 10% voting interest and 62.33% interest in shares.

13.
As at 31 December 2022, Woodside Energy (Mexico) Limited held a 99% interest in shares of Woodside Energía Servicios Administrativos, S. de R.L. de C.V., Woodside Energía Servicios de México, S. de R.L. de C.V., Operaciones Conjuntas, S. de R.L. de C.V. and Woodside Petróleo Operaciones de México, S. de R.L. de C.V. and 99.99% interest in shares of Woodside Energía Holdings de México, S. de R.L. de C.V. Woodside Energy (Mexico Holdings) LLC held the remaining
0.01%-1%
interest.

14.	Woodside Energy Technologies Pty Ltd owns 28.50% in Blue Ocean Seismic Services Limited which is accounted for as an investment in associate.
15.
Woodside Energy (North West Shelf) Pty Ltd and Woodside Petroleum Holdings Pty Ltd owns 16.67% in International Gas Transportation Company Limited respectively. This investment has been accounted for as an investment in associate.

16.	Woodside Energy Hawaii Inc owns 14.96% in Iwilei District Participating Parties LLC which is accounted for as an investment in associate.
17.
Woodside Energy (Deepwater) Inc owns 25% in Caesar Oil Pipeline Company LLC, 22% in Cleopatra Gas Gathering Company LLC and 10% in Marine Well Containment Company LLC. These investments are accounted for as an investment in associate.

All subsidiaries were incorporated in Australia unless identified with one of the following symbols:

◆	Bermuda		Mexico		Singapore
●	Brazil	▶	Indonesia		Spain
∎	Cameroon		The Netherlands		Tanzania
◀	Canada		R. of Trinidad and Tobago	▲	United Kingdom
	China		New Zealand	▼	United States
	France		Saint Lucia

Classification
Subsidiaries are all the entities over which the Group has the power over the investee such that the Group is able to direct the relevant activities, has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns.
(b) Subsidiaries with material
non-controlling
interests
The Group has two Australian subsidiaries with material
non-controlling
interests (NCI).

Name of entity	Principal place of business	% held by NCI
Burrup Facilities Company Pty Ltd	Australia	10%
Burrup Train 1 Pty Ltd	Australia	10%
The NCI in both subsidiaries is 10% held by the same parties (refer to Note E.8(a) footnote 5 for details).
The summarised financial information (including consolidation adjustments but before intercompany eliminations) of subsidiaries with material NCI is as follows:

	2022	2021	2020
	US$m	US$m	US$m

Burrup Facilities Company Pty Ltd

Current assets	567	518	425

Non-current assets	5,047	5,038	5,224

Current liabilities	(68)	(71)	(51)

Non-current liabilities	(528)	(528)	(571)

Net assets	5,018	4,957	5,027

Accumulated balance of NCI	502	496	503

Revenue	889	858	859

Profit	489	328	318

Profit allocated to NCI	49	33	32

Dividends paid to NCI	(43)	(40)	(32)

Operating	601	633	652

Investing	(45)	(111)	(69)

Financing	(556)	(522)	(583)

Net increase/(decrease) in cash and cash equivalents	-	-	-

Burrup Train 1 Pty Ltd

Current assets	429	435	372

Non-current assets	2,900	2,915	3,081

Current liabilities	(119)	(110)	(103)

Non-current liabilities	(325)	(345)	(385)

Net assets	2,885	2,895	2,965

Accumulated balance of NCI	289	290	297

Revenue	1,471	1,421	1,423

Profit	282	200	208

Profit allocated to NCI	28	20	21

Dividends paid to NCI	(29)	(27)	(13)

Operating	391	393	473

Investing	(55)	(4)	(2)

Financing	(336)	(389)	(471)

Net increase/(decrease) in cash and cash equivalents	-	-	-

(c) Deed of Cross Guarantee and Closed Group
Note not required for the purposes of US reporting.